LOSS PER SHARE (Details) - ¥ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
LOSS PER SHARE
Loss attributable to holders of ordinary shares	(70,769,000)	(111,508,000)
Weighted average number of ordinary shares outstanding used in computing basic and diluted earnings per share	4,357,598	2,731,374
Loss per share - basic (RMB)	¥ (16.24)	¥ (40.82)
Loss per share - diluted (RMB)	¥ (16.24)	¥ (40.82)